Employee benefits (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Employee Benefits
Current service cost	$ 222	$ 2,187	$ 6,518
Interest cost on benefit obligation	983	1,109	692
Net period cost	$ 1,205	$ 3,296	$ 7,210